STATEMENTS OF CHANGES IN PARTNERS' CAPITALS - USD ($)	General Partner [Member]	Limited Partner [Member] Series A [Member]	Limited Partner [Member] Series B [Member]	Limited Partner [Member] Series C [Member]	Limited Partner [Member] Series D [Member]	Total
PARTNERS’ CAPITAL — December 31, 2020 at Dec. 31, 2019	$ 3,122,595	$ 166,972,241	$ 10,343,480	$ 4,831,807	$ 5,919,234	$ 191,189,357
Beginning balance, shares at Dec. 31, 2019		132,149.4067	7,006.4813	3,207.8856	4,132.1394
Capital contributions		$ 2,408,900	$ 150,000	$ 150,000	$ 11,957,000	14,665,900
Capital contributions, units		1,937.3600	120.8101	106.9465	9,137.4424
Capital withdrawals		$ (36,313,448)	$ (1,751,324)	$ (363,693)	$ (371,859)	(38,800,324)
Capital withdrawals, units		(34,489.1253)	(1,406.6845)	(285.3659)	(306.1483)
Net income	(319,369)	$ (24,522,858)	$ (1,310,973)	$ (602,925)	$ (1,286,031)	(28,042,156)
Profit share
Net Asset Value per Unit - End of period		$ 1,089.83	$ 1,299.02	$ 1,325.38	$ 1,251.08
PARTNERS’ CAPITAL — December 31, 2021 at Dec. 31, 2020	2,803,226	$ 108,544,835	$ 7,431,183	$ 4,015,189	$ 16,218,344	139,012,777
Ending balance, shares at Dec. 31, 2020		99,597.6414	5,720.6069	3,029.4662	12,963.4335
Capital contributions		$ 2,419,000		$ 350,000	$ 1,559,000	4,328,000
Capital contributions, units		2,088.3450		244.6970	1,142.3470
Capital withdrawals	(400,000)	$ (11,604,715)	$ (1,006,449)	$ (1,184,513)	$ (9,101,714)	(23,297,391)
Capital withdrawals, units		(10,160.4897)	(737.7218)	(837.8637)	(6,657.1245)
Net income	263,788	$ 5,692,762	$ 529,941	$ 288,694	$ 1,300,657	8,075,842
Profit share					$ (43,071)	(43,071)
Net Asset Value per Unit - End of period		$ 1,147.79	$ 1,395.71	$ 1,424.03	$ 1,333.56
PARTNERS’ CAPITAL — December 31, 2021 at Dec. 31, 2021	$ 2,667,014	$ 105,051,882	$ 6,954,675	$ 3,469,370	$ 9,933,216	$ 128,076,157
Ending balance, shares at Dec. 31, 2021		91,525.4967	4,982.8851	2,436.2995	7,448.6560